Group Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Intangible assets	£ 94,276	£ 95,562
Property, plant and equipment	4,379	4,583
Investments in associates and joint ventures	1,902	1,970
Retirement benefit assets	937	956
Deferred tax assets	2,573	911
Trade and other receivables	282	321
Investments held at fair value	146	118
Derivative financial instruments	110	109
Total non-current assets	104,605	104,530
Inventories	4,616	4,938
Income tax receivable	67	172
Trade and other receivables	3,604	3,621
Investments held at fair value	513	601
Derivative financial instruments	186	181
Cash and cash equivalents	5,297	4,659
Total current assets other than non-current assets classified as held for sale	14,283	14,172
Assets classified as held-for-sale	11	14
Total current assets	14,294	14,186
Total assets	118,899	118,716
Equity – capital and reserves
Share capital	585	614
Share premium, capital redemption and merger reserves	26,665	26,630
Other reserves	(902)	(894)
Retained earnings	21,610	24,531
Owners of the parent	47,958	50,881
Perpetual hybrid bonds	1,685	1,685
Non-controlling interests	352	368
Total equity	49,995	52,934
Liabilities
Borrowings	32,638	35,406
Retirement benefit liabilities	820	881
Deferred tax liabilities	11,679	12,192
Other provisions for liabilities	4,071	531
Trade and other payables	685	893
Derivative financial instruments	268	206
Total non-current liabilities	50,161	50,109
Borrowings	4,312	4,324
Income tax payable	1,681	992
Other provisions for liabilities	3,044	468
Trade and other payables	9,550	9,700
Derivative financial instruments	156	189
Total current liabilities	18,743	15,673
Total equity and liabilities	£ 118,899	£ 118,716